UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-(405) 778-8377

Date of fiscal year end: November 30, 2020

Date of reporting period: May 31, 2020

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Ideanomics NextGen Vehicles & Technology ETF

Semi-Annual Report

May 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Ideanomics NextGen Vehicles & Technology ETF

Table of Contents

The Fund files its complete schedule of Fund holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its report on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-Q and N-PORT reports are available on the Commission’s website at https://www.sec.gov.

A copy of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to the Fund’s securities, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-833-466-6383; and (ii) on the Commission’s website at https://www.sec.gov.

Ideanomics NextGen Vehicles & Technology ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Sector Weightings†

41.4% Consumer Discretionary
20.9% Information Technology
19.3% Industrials
8.6% Communication Services
8.3% Materials
0.8% Repurchase Agreements
0.7% Cash Equivalents

† Sector weightings percentages are based on the total fair value of investments. Repurchase agreements purchased from cash collateral investments. Please see Notes 2 and 6 in Notes to Financial Statements for more detailed information.

Description	Shares	Fair Value
COMMON STOCK — 98.9%
Belgium — 1.0%
Umicore	444	$19,676
Canada — 2.4%
First Quantum Minerals	3,648	21,299
Linamar	136	3,763
Magna International	592	24,867
		49,929
Chile — 0.7%
Sociedad Quimica y Minera de Chile ADR	620	15,109
China — 4.2%
Baidu ADR*	684	72,880
NIO ADR(A)*	3,328	13,246
		86,126
France — 5.5%
Airbus	872	54,997
Faurecia	264	10,178
Renault	1,476	33,173
Valeo	640	15,769
		114,117
Germany — 14.1%
Continental*	584	57,452
Daimler	2,424	90,004
Infineon Technologies	2,060	43,207
Siemens	916	100,393
		291,056
Hong Kong — 5.6%
BAIC Motor, Cl H	18,000	7,246
BYD, Cl H	4,000	22,449
Geely Automobile Holdings	16,000	21,881
Great Wall Motor, Cl H	22,000	13,936
Guangzhou Automobile Group, Cl H	24,000	19,724
MMG*	32,000	5,532
Description	Shares	Fair Value
Sinotruk Hong Kong	4,000	$9,712
Zijin Mining Group, Cl H	40,000	15,998
		116,478
Italy — 1.1%
STMicroelectronics	952	23,392
Japan — 24.3%
Denso	1,600	61,351
Honda Motor	3,200	82,692
Nidec	800	49,173
Nissan Motor	14,000	52,096
Panasonic	4,400	39,330
Renesas Electronics*	2,800	14,528
Rohm	100	6,729
Sumitomo Chemical	4,000	12,401
Sumitomo Metal Mining	800	22,284
TDK	200	18,713
Toray Industries	3,600	17,506
Toyota Motor	1,200	75,240
Toyota Tsusho	800	20,272
Yaskawa Electric	800	28,737
		501,052
Norway — 0.7%
Norsk Hydro	5,560	14,117
Russia — 0.9%
Yandex, Cl A*	468	18,828
South Korea — 5.8%
Hyundai Mobis	184	29,417
Hyundai Motor	444	35,134
Kia Motors	744	20,576
Samsung Electro-Mechanics	108	10,901
Samsung SDI	80	23,190
		119,218
Switzerland — 3.3%
ABB	3,492	68,662
United States — 29.3%
Communication Services — 4.2%
Alphabet, Cl A*	60	86,011
Consumer Discretionary — 7.4%
Aptiv PLC	436	32,853
Autoliv	192	12,207
Tesla*	124	103,540
Veoneer(A)*	316	3,406
		152,006
Industrials — 2.0%
Lyft, Cl A(A)*	1,312	41,013
Information Technology — 14.3%
Advanced Micro Devices*	900	48,420
Ambarella*	48	2,724
Intel	1,396	87,850

The accompanying notes are an integral part of the financial statements.

Ideanomics NextGen Vehicles & Technology ETF

Schedule of Investments

May 31, 2020 (Unaudited) (Concluded)

Description	Shares/Par Amount	Fair Value
Marvell Technology Group	896	$29,228
NVIDIA	312	110,766
ON Semiconductor(A)*	980	16,160
		295,148
Materials — 1.4%
Albemarle(A)	176	13,468
FMC	160	15,746
		29,214
		603,392
Total Common Stock (Cost $2,148,810)		2,041,152
MONEY MARKET — 0.7%
JPMorgan U.S. Government Money Market Fund, Class L, 0.09%(B)	$14,120	14,120
Total Money Market (Cost $14,120)		14,120
REPURCHASE AGREEMENT — 0.8%(C)(D)
BOFA Securities, Inc 0.050%, dated 05/29/2020, to be repurchased on 06/01/2020, repurchase price $16,019 (collateralized by U.S. Treasury obligation, par value $14,504, 0.250%, 01/15/2025, with a total market value of $16,339)	16,019	16,019
Total Repurchase Agreement (Cost $16,019)		16,019
Total Investments — 100.4% (Cost $2,178,949)		$2,071,291

Percentages are based on net assets of $2,062,400.

*       Non-income producing security.

(A)   Certain securities or partial positions of certain securities are on loan at May 31, 2020 (see Note 6). The total market value of securities on loan at May 31, 2020 was $79,761.

(B)   The rate reported is the 7-day effective yield as of May 31, 2020.

(C)   Tri-Party Repurchase Agreement.

(D)   This security was purchased with cash collateral held from securities on loan (see Note 6). The total market value of such securities as of May 31, 2020 was $16,019.

ADR — American Depositary Receipt

Cl    — Class

PLC — Public Limited Company

The following is a list of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$2,041,152	$—	$—	$2,041,152
Money Market	14,120	—	—	14,120
Repurchase Agreement	—	16,019	—	16,019
Investments in Securities	$2,055,272	$16,019	$—	$2,071,291

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Ideanomics NextGen Vehicles & Technology ETF

Statement of Assets and Liabilities

May 31, 2020 (Unaudited)

Assets:
Investments and Repurchase Agreement, at Cost	$2,178,949
Cost of Foreign Currency	41
Investments at Value*	$2,055,272
Repurchase Agreements at Value	16,019
Cash and Cash Equivalents	880
Foreign Currency at Value	41
Dividends Receivable	3,868
Reclaims Receivable	3,408
Total Assets	2,079,488

Liabilities:
Payable Upon Return on Securities Loaned	16,019
Advisory Fees Payable	1,069

Total Liabilities	17,088

Net Assets	$2,062,400

Net Assets Consist of:
Paid-in Capital	$2,335,800
Total Distributable Loss	(273,400)

Net Assets	$2,062,400

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000
Net Asset Value, Offering and Redemption Price Per Share	$20.62

*       Includes Market Value of Securities on Loan of $79,761.

The accompanying notes are an integral part of the financial statements.

Ideanomics NextGen Vehicles & Technology ETF

Statement of Operations

For the six months ended May 31, 2020 (Unaudited)

Investment Income:
Dividend Income	$16,362
Interest Income	41
Income from Securities Lending	1,060
Less: Foreign Taxes Withheld	(2,793)

Total Investment Income	14,670

Expenses:
Advisory Fees	8,480
Less: Advisory Fee Waiver	(2,678)

Net Expenses	5,802

Net Investment Income	8,868

Net Realized Gain (Loss) on:
Investments	(64,830)
Foreign Currency Transactions	(793)

Net Change in Unrealized Appreciation (Depreciation):
Investments	(54,026)
Foreign Currency Translations	103
Net Realized and Unrealized Loss on Investments	(119,546)

Net Decrease in Net Assets Resulting from Operations	$(110,678)

The accompanying notes are an integral part of the financial statements.

Ideanomics NextGen Vehicles & Technology ETF

Statements of Changes in Net Assets

	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations:
Net Investment Income	$8,868	$16,950
Net Realized Loss on Investments and Foreign Currency Transactions	(65,623)	(79,356)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(53,923)	186,081

Net Increase (Decrease) in Net Assets Resulting from Operations	(110,678)	123,675

Distributions:	(18,739)	(31,327)
Capital Share Transactions:
Issued	556,871	495,014
Increase in Net Assets from Capital Share Transactions	556,871	495,014

Total Increase in Net Assets	427,454	587,362
Net Assets:
Beginning of Year or Period	1,634,946	1,047,584
End of Year or Period	$2,062,400	$1,634,946
Share Transactions:
Issued	25,000	25,000

Net Increase in Shares Outstanding from Share Transactions	25,000	25,000

The accompanying notes are an integral part of the financial statements.

Ideanomics NextGen Vehicles & Technology ETF

Financial Highlights

Selected Per Share Data & Ratios
Six Months Ended May 31, 2020 (Unaudited) and Period or Year Ended November 30,
For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period/ Year	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(3)
2020**	$ 21.80	$ 0.10	$ (1.03)	$ (0.93)	$ (0.25)	$ —	$ (0.25)	$ 20.62	$ 20.80	(4.36)%	$ 2,062	0.65%^	0.95%	0.99%	15%
2019	20.95	0.28	1.20	1.48	(0.63)	—	(0.63)	21.80	21.88	7.60	1,635	0.65^	0.95	1.38	27
2018(4)	20.55	0.33	(4.38)	(4.05)	—	—	—	20.95	21.06	(16.20)	1,048	0.65(2)	0.95(2)	1.69(2)	86

*       Per share data calculated using average shares method.

**     For the six months ended May 31, 2020.

^      The ratio of Expenses to Average Net Assets includes the effect of a voluntary waiver reducing expenses 0.30% (See Note 3 in Notes to Financial Statements).

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)    Annualized.

(3)    Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(4)    Commenced operations on February 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Ideanomics NextGen Vehicles & Technology ETF

Notes to the Financial Statements

May 31, 2020 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of Ideanomics NextGen Vehicles & Technology ETF (formerly, Innovation Shares NextGen Vehicles & Technology ETF) (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, track the performance of the Innovation Labs Next Generation Vehicles & Technology Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). Penserra Capital Management, LLC (the “Sub-Adviser”), serves as the sub-adviser to the Fund. The Fund commenced operations on February 12, 2018.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities and/or cash constituting a substantial representation, or a representation of the securities on the Index. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long securities and at the most recent ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Ideanomics NextGen Vehicles & Technology ETF

Notes to the Financial Statements

May 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value their securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•    Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the six months ended May 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended May 31, 2020, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of Federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2020, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on their tax returns.

Ideanomics NextGen Vehicles & Technology ETF

Notes to the Financial Statements

May 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until the repurchase date of the repurchase agreement. The Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Fund’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

At May 31, 2020, the market value of the repurchase agreement outstanding was $16,019.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares on a continuous basis at NAV and only in large blocks of at least 25,000 shares (each block of shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $1,300 per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,300 per transaction. In addition to the fixed creation or redemption transaction fee, an additional creation transaction fee may be charged. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole

Ideanomics NextGen Vehicles & Technology ETF

Notes to the Financial Statements

May 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2020:

Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
25,000	$1,300	$515,500	$1,300

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Security and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser is located at 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120, its principle place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of the Fund.

Through March 31, 2019, the Adviser contractually waived a portion of its fee in an amount equal to 0.30% of the Fund’s average daily net assets. From April 1, 2019 through October 17, 2019, the Adviser voluntarily waived a portion of its management fee with respect to the Fund in an amount equal to 0.30% of average daily net assets. Effective October 17, 2019, the Adviser has contractually agreed to waive a portion of its management fee in an amount equal to 0.30% of the Fund’s average daily net assets through October 20, 2020, unless earlier terminated by the Board for any reason at any time. The voluntary and contractual waivers are non-recoupable.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a license agreement with Innovation Shares LLC, the Fund’s index provider, pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

Ideanomics NextGen Vehicles & Technology ETF

Notes to the Financial Statements

May 31, 2020 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Sub-Advisory Agreement

Penserra Capital Management LLC, or the Sub-Adviser, is a New York limited liability company, located at 4 Orinda Way, Suite 100-A, Orinda, California 94563. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of the Fund as follows: 0.05% on the first $500 million, 0.04% on next $500 million, 0.03% on assets greater than $1 billion, subject to a $15,000 annual minimum fee.

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC (“Penserra Securities”), also holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. For the six months ended May 31, 2020, the Fund paid no commissions to affiliated brokers.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of shares pursuant to an amended and restated Distribution Agreement dated November 10, 2011 (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the six months ended May 31, 2020, no fees were paid by the Fund under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. The Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$805,122	$268,280

There were no purchases or sales of long-term U.S. Government securities by the Fund.

Ideanomics NextGen Vehicles & Technology ETF

Notes to the Financial Statements

May 31, 2020 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended May 31, 2020, there were in-kind transactions associated with creations and redemptions:

Purchases	Sales	Net Realized Gain/Loss
$511,257	$—	$—

For the year ended November 30, 2019, there were in-kind transactions associated with creations and redemptions:

Purchases	Sales	Net Realized Gain/Loss
$452,050	$—	$—

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, in the period that the differences arise.

As of November 30, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$17,126
Capital Loss Carryforwards	(85,636)
Unrealized Depreciation	(75,471)
Other Temporary Differences	(2)
Total Accumulated Losses	$(143,983)

Late-year losses represent certain capital and other ordinary losses realized after October 31 and December 31, respectively, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year. The Fund did not defer any late-year losses for the year ended November 30, 2019.

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2019, the Fund has the following capital/loss carry forwards to offset capital gains for an unlimited period:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
$67,927	$17,709	$85,636

For federal income tax purposes, the cost of investments owned at November 30, 2019, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for federal income tax purposes in the current period and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at May 31, 2020, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$2,178,949	$253,299	$(360,957)	$(107,658)

Ideanomics NextGen Vehicles & Technology ETF

Notes to the Financial Statements

May 31, 2020 (Unaudited) (Continued)

6. SECURITIES LENDING

The Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADR”) and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent and the Fund earns a return from the collateral. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in repurchase. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Ideanomics NextGen Vehicles & Technology ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of May 31, 2020:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received*	Value of Non-cash Collateral Received**	Net Amount
$79,761	$16,019	$63,742	$—

*       The amount of collateral reflected in the table is presented on the Statement of Assets and Liabilities.

**     The amount of collateral reflected in the table does not include any over-collaterization received by the Fund.

The value of loaned securities and related collateral outstanding at May 31, 2020 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2020, the cash collateral was invested in Repurchase Agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the collateral, as of May 31, 2020:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Repurchase Agreements	$16,019	$—	$—	$—	$16,019
U.S. Government Securities	—	—	—	63,742	63,742
Total	$16,019	$—	$—	$63,742	$79,761

Ideanomics NextGen Vehicles & Technology ETF

Notes to the Financial Statements

May 31, 2020 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND

As with all exchange-traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus under the heading “Principal Risks”.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk

Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Commodity-Linked Security Risk

Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Common Stock Risk

Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Exchange Rate Risk

The Fund invest in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non- U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Depositary Receipt Risk

ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Ideanomics NextGen Vehicles & Technology ETF

Notes to the Financial Statements

May 31, 2020 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Foreign Securities Risk

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk

Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk

The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Issuer-Specific Risk

Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk

Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk

The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Ideanomics NextGen Vehicles & Technology ETF

Notes to the Financial Statements

May 31, 2020 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Methodology Risk

The Fund seeks to track the performance of stocks of companies selected using a proprietary categorization and ranking Methodology developed by the Index Creator. No assurance can be given that stocks of innovators of companies selected according to the Methodology will outperform stocks of other companies. Moreover, there is no guarantee that the Methodology will generate or produce the intended results.

Mid-Capitalization Risk

The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New/Smaller Fund Risk

A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Next Generation Vehicles Risk

Next Generation Vehicles are a relatively new development and there can be no assurance that they will be widely adopted by the general public. Companies engaged in activities related to Next Generation Vehicles may be sensitive to risks associated with emerging technology companies, which include, but are not limited to, small or limited markets for securities of such companies, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Ideanomics NextGen Vehicles & Technology ETF

Notes to the Financial Statements

May 31, 2020 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

Operational Risk

The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Although the Fund and its service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures may not identify or may be inadequate to address all such risks.

Passive Investment Risk

The Fund is not actively managed. Therefore, unless a specific security is removed from the Fund’s Index, or selling that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Fund’s Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies comprising the portfolio securities holdings of the Fund are conducted, and the timing of movements from one type of security to another in seeking to sample the Index could have a negative effect on the Fund. Unlike other funds that select investments based on analyses of financial or other information relating to companies, the economy or markets, the Fund, like other sector-focused or other narrowly-focused index funds, invests in companies included in its Index in accordance with its investment objective of tracking the performance of its Index. There can be no assurance that an investment in such companies would not underperform the broader market or investments with a different focus. The Fund should not be considered a complete investment program. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Sector Focus Risk

The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of its Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Consumer Discretionary Sector Risk.    Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Ideanomics NextGen Vehicles & Technology ETF

Notes to the Financial Statements

May 31, 2020 (Unaudited) (Concluded)

7. RISKS OF INVESTING IN THE FUND (continued)

Securities Lending Risk

To the extent a Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Tracking Stock Risk

Many of the risks of investing in common stock are applicable to tracking stock. Tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. Therefore, tracking stock may decline in value even if the common stock of the larger company increases in value. In addition, holders of tracking stock may not have the same rights as holders of the company’s common stock.

Trading Risk

Although the shares of the Fund are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in Fund shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings. An investment in securities of non-U.S. issuers may be in the form of depositary receipts or other securities convertible into securities of such issuers.

8. OTHER

At May 31, 2020, the records of the Trust reflected that 100% of the Fund’s total shares outstanding was held by one Authorized Participant in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Ideanomics NextGen Vehicles & Technology ETF

Board Consideration of Approval of Advisory and
Sub-Advisory Agreements

(Unaudited)

At a meeting on December 5, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the Ideanomics NextGen Vehicles & Technology ETF (the “Fund”):

•        the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC provides advisory services to the Fund; and

•        the sub-advisory agreement between ETC and Penserra Capital Management, LLC (“Penserra” and, together with ETC, the “Advisers”), pursuant to which Penserra provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and each Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.

Consistent with these responsibilities, in preparation for the Meeting, the Board requested that each Adviser furnish information necessary to evaluate the terms of the Agreements. The Board received an overview of each Adviser’s operations and management of the Fund, including comparative fee data and profitability analyses, and also reviewed information regarding compliance oversight. The Board reviewed the management of the Fund, including the Fund’s strategies, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Adviser’s overall business generally. The Trustees used this information, as well as other information that each Adviser and other service providers of the Fund presented or submitted to the Board at the Meeting and at other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year. During the Meeting, representatives from the Advisers presented additional information to help the Board evaluate the Agreements. The Board discussed the information it received and deliberated on the approval of the continuance of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from each Adviser.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by each Adviser to the Fund; (ii) the Fund’s performance, including the extent to which the Fund tracked its underlying index; (iii) each Adviser’s costs of and profits realized from providing advisory and sub-advisory services to the Fund, including any fall-out benefits enjoyed by each Adviser or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fees for the Fund reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered each Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Penserra with respect to the Fund and monitoring compliance with various Fund policies and procedures and applicable securities regulations; and (ii) Penserra’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Funds, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of the Fund’s shares, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience, and

Ideanomics NextGen Vehicles & Technology ETF

Board Consideration of Approval of Advisory and
Sub-Advisory Agreements

(Unaudited) (Continued)

responsibilities of each Adviser’s investment personnel, the quality of each Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each Adviser has appropriate compliance policies and procedures in place. The Board noted that it was provided with and reviewed each Adviser’s registration form on Form ADV as well as each Adviser’s responses to a detailed series of questions, which included a description of each Adviser’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered each Adviser’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of the Fund’s shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by each Adviser.

Performance

The Board was provided with reports regarding the past performance of the Fund, including a report prepared by Broadridge, an independent third party, comparing the Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of the Fund’s underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, various factors which contributed to the Fund’s tracking error over certain periods of time. The Board considered ETC’s supervision of Penserra, including whether the Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above. The Board noted that while the Fund had underperformed its underlying index over certain periods, such underperformance was to be expected as it partially was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability

The Board reviewed the advisory and sub-advisory fees paid to each Adviser for their respective services provided to the Fund under the Agreements. The Board reviewed reports prepared by Broadridge, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds.

The Board noted that the Fund had in place a contractual fee waiver of 0.30%, which places the Fund’s unitary management fee closer to those charged by its peer funds. The Board took into account that due to the specialized nature of the Fund’s index and, thus, the Fund’s strategy, there are limitations in comparing the Fund’s advisory fees to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund.

Ideanomics NextGen Vehicles & Technology ETF

Board Consideration of Approval of Advisory and
Sub-Advisory Agreements

(Unaudited) (Concluded)

The Board further noted that the sub-advisory fees are consistent with the range of fees received by Penserra for its service as sub-adviser to other funds. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that the sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between each Adviser. The Board further found that the fee reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by each Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each Adviser from its relationship with the Fund, and reviewed profitability analyses from each Adviser with respect to the Fund. In light of this information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale

In addition, the Board considered for the Fund whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

Ideanomics NextGen Vehicles & Technology ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2019 to May 31, 2020).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Annualized Expense Ratios	Expenses Paid During Period(1)
Actual Fund Return	$ 1,000.00	$ 956.40	0.65%	$ 3.18
Hypothetical 5% Return	$ 1,000.00	$ 1,021.75	0.65%	$ 3.29

(1)          Expenses are equal to the Fund’s annualized expense ratio (including broker expense) multiplied by the average account value over the period, multiplied 183/366 (to reflect the one-half year period shown).

Ideanomics NextGen Vehicles & Technology ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from ETC’s portfolio management, capital markets, and legal and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the May 2020 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Ideanomics NextGen Vehicles & Technology ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “market price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s market price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and market price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at ekar.ideanomics.com.

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10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Sub-Adviser:
Penserra Capital Management LLC
4 Orinda Way
Suite 100-A
Orinda, CA 94563

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
151 N. Franklin St.
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund described.

INN-SA-002-0200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: August 7, 2020	Trustee and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: August 7, 2020	Trustee and President

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr.,
Date: August 7, 2020	Treasurer